Summary of Total Consideration Paid (Details) - Peak Bio [Member] - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2024	Dec. 31, 2024
Business Combination [Line Items]
Date of acquisition	Nov. 14, 2024
Number of ADSs issued and issuable on exercise		3,236,162,000
American Depositary Shares [Member]
Business Combination [Line Items]
Number of ADSs issued and issuable on exercise	16,996,592
Consideration	$ 29,973
American Depositary Shares [Member] | Company ADSs Issued To Peak Bio Inc Shareholders [Member]
Business Combination [Line Items]
Number of ADSs issued and issuable on exercise	12,613,942
Consideration	$ 28,129
American Depositary Shares [Member] | November 2022 Peak Investor Warrants and April 2023 Peak Investor Warrants [Member]
Business Combination [Line Items]
Number of ADSs issued and issuable on exercise	2,764,569
Consideration	$ 1,844
American Depositary Shares [Member] | Company ADSs Issuable on Exercise of Peak Bio Adjusted Options [Member]
Business Combination [Line Items]
Number of ADSs issued and issuable on exercise	1,618,081
Consideration